OTHER INCOME AND EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other income [Abstract]
Net foreign exchange gain	$ 234,090	$ 52,538	$ 0
Other income	234,090	52,538	0
Other expenses [Abstract]
Net foreign exchange loss	0	0	(619)
Included in corporate and administrative expenses [Abstract]
Depreciation of plant and equipment	(8,812)	(1,259)	(1,133)
Included in exploration and evaluation expenses [Abstract]
Impairment of exploration and evaluation asset	0	0	(39,251)
Depreciation, amortisation and impairment	(8,812)	(1,259)	(40,384)
Employee benefits expense (including KMP) [Abstract]
Wages, salaries and fees	(1,983,144)	(1,649,294)	(423,101)
Defined contribution plans	(51,432)	(18,876)	(14,179)
Other employee benefits	(159,030)	(66,735)	0
Share based payments	(438,375)	(1,172,164)	(861,973)
Employee benefits expense (including key management personnel)	$ (2,631,981)	$ (2,907,069)	$ (1,299,253)